Goodwill, Net (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)		Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)		Aug. 31, 2021 CNY (¥)
Goodwill, Net (Details) [Line Items]
Impairment loss on goodwill (in Yuan Renminbi)	¥ 207,830,000	[1]	$ 28,633	¥ 419,805,000	[2]	¥ 84,730,000
Discount rate percenatge	15.00%		15.00%	15.00%
Terminal growth rate percenatge	2.00%		2.00%	2.30%
Goodwill (in Yuan Renminbi)	¥ 712,365			¥ 504,535
Elan [Member]
Goodwill, Net (Details) [Line Items]
Impairment loss on goodwill (in Yuan Renminbi)						51,361,000
Chengdu Yinzhe [Member]
Goodwill, Net (Details) [Line Items]
Impairment loss on goodwill (in Yuan Renminbi)	¥ 39,840,000					¥ 33,369,000
Discount rate percenatge	18.00%		18.00%
Terminal growth rate percenatge	2.00%		2.00%
Can-achieve [Member]
Goodwill, Net (Details) [Line Items]
Impairment loss on goodwill (in Yuan Renminbi)	¥ 116,755,000
Discount rate percenatge	17.50%		17.50%
Terminal growth rate percenatge	2.00%		2.00%
Hangzhou Impression [Member]
Goodwill, Net (Details) [Line Items]
Impairment loss on goodwill (in Yuan Renminbi)	¥ 30,361,000
Discount rate percenatge	16.50%		16.50%
Terminal growth rate percenatge	2.00%		2.00%
Leti Reporting Units [Member]
Goodwill, Net (Details) [Line Items]
Impairment loss on goodwill (in Yuan Renminbi)	¥ 20,874,000
Leti [Member]
Goodwill, Net (Details) [Line Items]
Discount rate percenatge	25.00%		25.00%
Terminal growth rate percenatge	2.00%		2.00%

[1]

For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 116,755, RMB 39,840, RMB 30,361 and RMB 20,874 as impairment loss on goodwill of Can-achieve, Chengdu Yinzhe, Hangzhou Impression and Leti reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 17.5% (Can-achieve); 18.0% (Chengdu Yinzhe); 16.5% (Hangzhou Impression); 25.0% (Leti); a terminal growth rate of 2.0% (Can-achieve); 2.0% (Chengdu Yinzhe); 2.0% (Hangzhou Impression); 2.0% (Leti); and forecasts future revenues. The impairment is recorded in complementary education services reportable segment.

Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2023, it is determined that the carrying amount of the Overseas Schools reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2023 annual goodwill impairment assessment for the Overseas Schools reporting unit, the key assumptions used are a discount rate of 15.0% (2022: 15.0%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue.

[2]

For each of the years ended August 31, 2021 and 2022, the Company performed impairment test of its goodwill.

For the year ended August 31, 2021, the Group has determined that based on the underperformance of Elan reporting unit, market conditions and other factors including the adverse impacts from the regulations on after-school tutoring promulgated by the General Office of State Council and the General Office of Central Committee of the Communist Party of China in the fiscal year 2021, it was more likely than not that there were indications of impairment. Furthermore, the Group also has determined that based on the underperformance of the Chengdu Yinzhe reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Elan and Chengdu Yinzhe reporting unit exceeded their respective fair values. Accordingly, the Group recorded RMB 51,361 and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively. The impairment is recorded in complementary education services reportable segment.

Based on the results of the Group’s annual goodwill impairment assessment performed as of August 31, 2022 for all of reporting units, it is determined that the carrying amounts of the Group’s goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed, except for the Overseas Schools reporting unit. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of the Overseas Schools reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 419,805 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2022. The impairment is recorded in Overseas Schools reportable segment.